Average Annual Total Returns - Payden Corporate Bond Fund	Feb. 28, 2021
Bloomberg Barclays US Corporate Bond Index (The returns for the index are before any deduction for taxes, fees or expenses.)
Average Annual Return:
1 Year	9.89%
5 Years	6.73%
10 Years	5.63%
Investor Class
Average Annual Return:
1 Year	8.64%
5 Years	6.92%
10 Years	6.16%
Investor Class | After Taxes on Distributions
Average Annual Return:
1 Year	7.05%
5 Years	5.17%
10 Years	4.25%
Investor Class | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.22%
5 Years	4.57%
10 Years	3.86%